Condensed Consolidated and Combined Statements of Comprehensive Income (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated and Combined Statements of Comprehensive Income [Abstract]
Net income	$ 63	$ 78	$ 279	$ 329	$ 263
Other comprehensive income (loss), before tax:
Foreign currency translation adjustment	49	86	(61)	(31)	81
Net change in cash flow hedges:
Unrealized gains (losses)	4
Net change in postretirement benefit plans:
Net actuarial loss			(74)	(6)	(5)
Prior service costs				(3)	(1)
Amortization of net actuarial loss	2		2	1
Settlement	2
Amortization of prior service costs			1	1	1
Other comprehensive income (loss), before tax	57	86	(132)	(38)	76
Income tax expense (benefit) related to items of other comprehensive income (loss)	2		14	3	2
Other comprehensive income (loss), net of tax	55	86	(118)	(35)	78
Comprehensive income	$ 118	$ 164	$ 161	$ 294	$ 341